CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 03, 2021		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 03, 2021		0
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount			(4,892,613)	(15,845,744)	(20,738,357)
Forfeiture of Class B common stock from Sponsor		$ (162)	162
Forfeiture of Class B common stock from Sponsor, (in shares)		(1,618,434)
Sale of Class B common stock to Institutional Anchor Investors		$ 162	647,954		648,116
Sale of Class B common stock to Institutional Anchor Investors, (in shares)		1,618,434
Excess cash received over the fair value of the private warrants			4,220,000		4,220,000
Net income (loss)				312,118	312,118
Balance at the end at Dec. 31, 2021		$ 503	0	(15,533,626)	(15,533,123)
Balance at the end (in shares) at Dec. 31, 2021		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income (loss)				(1,254,236)	(1,254,236)
Balance at the end at Mar. 31, 2022		$ 503		(16,787,862)	(16,787,359)
Balance at the end (in shares) at Mar. 31, 2022		5,031,250
Balance at the beginning at Dec. 31, 2021		$ 503	0	(15,533,626)	(15,533,123)
Balance at the beginning (in shares) at Dec. 31, 2021		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income (loss)					3,263,313
Balance at the end at Jun. 30, 2022		$ 503		(12,620,313)	(12,619,810)
Balance at the end (in shares) at Jun. 30, 2022		5,031,250
Balance at the beginning at Dec. 31, 2021		$ 503	0	(15,533,626)	(15,533,123)
Balance at the beginning (in shares) at Dec. 31, 2021		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income (loss)					3,655,506
Balance at the end at Sep. 30, 2022				(6,775,801)	(6,775,298)
Balance at the beginning at Dec. 31, 2021		$ 503	$ 0	(15,533,626)	(15,533,123)
Balance at the beginning (in shares) at Dec. 31, 2021		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount				4,141,008	4,141,008
Net income (loss)				3,479,590	3,479,590
Balance at the end at Dec. 31, 2022		$ 503		(7,913,028)	(7,912,525)
Balance at the end (in shares) at Dec. 31, 2022		5,031,250
Balance at the beginning at Mar. 31, 2022		$ 503		(16,787,862)	(16,787,359)
Balance at the beginning (in shares) at Mar. 31, 2022		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount				(350,000)	(350,000)
Net income (loss)				4,517,549	4,517,549
Balance at the end at Jun. 30, 2022		$ 503		(12,620,313)	(12,619,810)
Balance at the end (in shares) at Jun. 30, 2022		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount				5,452,319	5,452,319
Net income (loss)				392,193	392,193
Balance at the end at Sep. 30, 2022				(6,775,801)	(6,775,298)
Balance at the beginning at Dec. 31, 2022		$ 503		(7,913,028)	(7,912,525)
Balance at the beginning (in shares) at Dec. 31, 2022		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount				(1,558,841)	(1,558,841)
Net income (loss)				2,532,453	2,532,453
Balance at the end at Mar. 31, 2023		$ 503		(6,939,416)	(6,938,913)
Balance at the end (in shares) at Mar. 31, 2023		5,031,250
Balance at the beginning at Dec. 31, 2022		$ 503		(7,913,028)	(7,912,525)
Balance at the beginning (in shares) at Dec. 31, 2022		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income (loss)					3,926,383
Balance at the end at Jun. 30, 2023	$ 341	$ 162		(6,836,728)	(6,836,225)
Balance at the end (in shares) at Jun. 30, 2023	3,412,816	1,618,434
Balance at the beginning at Mar. 31, 2023		$ 503		(6,939,416)	(6,938,913)
Balance at the beginning (in shares) at Mar. 31, 2023		5,031,250
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount				(1,291,243)	(1,291,243)
Conversion of Class B common stock to Class A common stock (in shares)	3,412,816	(3,412,816)
Conversion of Class B common stock to Class A common stock	$ 341	$ (341)
Net income (loss)				1,393,931	1,393,931
Balance at the end at Jun. 30, 2023	$ 341	$ 162		$ (6,836,728)	$ (6,836,225)
Balance at the end (in shares) at Jun. 30, 2023	3,412,816	1,618,434